Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases [Text Block]
Note 11 – Leases
We are a lessee through noncancellable lease agreements for property and equipment consisting primarily of buildings, land, vehicles, and equipment used in both our operations and administrative functions.

Year Ended December 31,
2019
(Millions)
Lease Cost:
Operating lease cost	$40
Short-term lease cost	—
Variable lease cost	27
Sublease income	(2)
Total lease cost	$65
Cash paid for amounts included in the measurement of operating lease liabilities	$39
December 31, 2019
(Millions)
Other Information:
Right-of-use asset (included in Regulatory assets, deferred charges, and other in our Consolidated Balance Sheet)	$207
Operating lease liabilities:
Current (included in Accrued liabilities in our Consolidated Balance Sheet)	$21
Noncurrent (included in Regulatory liabilities, deferred income, and other in our Consolidated Balance Sheet)	$188
Weighted-average remaining lease term – operating leases (years)	13
Weighted-average discount rate – operating leases	4.61%

Prior to adopting ASU 2016-02, which was effective January 1, 2019 (see Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies), total rent expense was $73 million in 2018 and $62 million in 2017 and primarily included in Operating and maintenance expenses and Selling, general, and administrative expenses in the Consolidated Statement of Operations.
As of December 31, 2019, the following table represents our operating lease maturities, including renewal provisions that we have assessed as being reasonably certain of exercise, for each of the years ended December 31:

(Millions)
2020	$29
2021	33
2022	28
2023	22
2024	19
Thereafter	157
Total future lease payments	288
Less amount representing interest	79
Total obligations under operating leases	$209

We are the lessor to certain lease agreements for office space in our headquarters building, which are insignificant to our financial statements.